Other (expenses) income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Other Income and Expenses [Abstract]
Gain (loss) on disposal of property, plant and equipment, net	$ (24)	$ 22	$ 29
Foreign exchange (loss) gain, net	(352)	567	(505)
(Provision for) reversal of credit losses, net	148	(397)	(297)
Others	302	213	348
Other (expenses) income, net	$ 74	$ 405	$ (425)